INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
10.	INCOME TAXES

Loss before income tax consisted of:

	Year Ended December 31,
	2018	2017	2016
Macau operations	$137,918	$83,201	$(50,983)
Hong Kong and other jurisdictions operations	(158,119)	(159,877)	(191,332)

Loss before income tax	$(20,201)	$(76,676)	$(242,315)

The income tax expense (credit) consisted of:

	Year Ended December 31,
	2018	2017	2016
Under provision of income taxes in prior years:
Macau Complementary Tax	$86	$—	$—

Income tax expense (credit) - deferred:
Macau Complementary Tax	458	(239)	474

Total income tax expense (credit)	$544	$(239)	$474

A reconciliation of the income tax expense (credit) from loss before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2018	2017	2016
Loss before income tax	$(20,201)	$(76,676)	$(242,315)
Macau Complementary Tax rate	12%	12%	12%
Income tax credit at Macau Complementary Tax rate	(2,424)	(9,201)	(29,078)
Under provision in prior years	86	—	—
Effect of income for which no income tax expense is payable	(177)	—	(1)
Effect of expenses for which no income tax benefit is receivable	20,001	20,190	23,820
Effect of profits exempted from Macau Complementary Tax	(35,698)	(29,833)	(11,890)
Changes in valuation allowances	18,756	18,605	17,623

	$544	$(239)	$474

The Company and certain of its subsidiaries are exempt from tax in the Cayman Islands or BVI, where they are incorporated. The Company’s remaining subsidiaries incorporated in Macau and Hong Kong are subject to Macau Complementary Tax and Hong Kong Profits Tax, respectively, during the years ended December 31, 2018, 2017 and 2016.

Macau Complementary Tax and Hong Kong Profits Tax are provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively, during the years ended December 31, 2018, 2017 and 2016, if applicable.

One of the Company’s subsidiaries in Macau has been exempted from Macau Complementary Tax on profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements until 2016, to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax pursuant to a notice issued by the Macau Government in January 2015. Additionally, this subsidiary received an exemption for an additional five years from 2017 to 2021 pursuant to the approval notice issued by the Macau Government in January 2017. The non-gaming profits and dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax.

During the years ended December 31, 2018 and 2017, had the Group not received the income tax exemption on profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements, the Group’s consolidated net loss attributable to Studio City International Holdings Limited for the years ended December 31, 2018, 2017 and 2016 would have been increased by $33,835, $29,833 and $11,890, and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share would have been increased by $0.177, $0.165 and $0.066 per share, respectively.

The effective tax rates for the years ended December 31, 2018, 2017 and 2016 were (2.7)%, 0.3% and (0.2)%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of expenses for which no income tax benefits are receivable, the effect of profits exempted from Macau Complementary Tax and the effect of changes in valuation allowances for the years ended December 31, 2018, 2017 and 2016.

The net deferred tax liabilities as of December 31, 2018 and 2017 consisted of the following:

	December 31,
	2018	2017
Deferred tax assets
Net operating losses carried forward	$44,237	$48,751
Depreciation and amortization	14,101	9,690
Deferred deductible expenses	—	1,052

Sub-total	58,338	59,493

Valuation allowances	(58,338)	(59,493)

Total deferred tax assets	—	—

Deferred tax liabilities
Unrealized capital allowances	(1,044)	(588)

Total deferred tax liabilities	(1,044)	(588)

Deferred tax liabilities, net	$(1,044)	$(588)

As of December 31, 2018 and 2017, valuation allowances of $58,338 and $59,493 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2018, adjusted operating tax losses carry forward, amounting to $123,213, $111,216 and $134,220 will expire in 2019, 2020 and 2021, respectively. Adjusted operating tax losses carried forward of $168,434 expired during the year ended December 31, 2018.

Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.

Undistributed earnings of a foreign subsidiary of the Company available for distribution to the Company of approximately $631,174 and $337,024 as at December 31, 2018 and 2017, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Company would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $75,741 and $40,443 as at December 31, 2018 and 2017, respectively.

An evaluation of the tax positions for recognition was conducted by the Group by determining if the weight of available evidence indicates it is more likely than not that the positions will be sustained on audit, including resolution of related appeals or litigation processes, if any. Uncertain tax benefits associated with the tax positions were measured based solely on the technical merits of being sustained on examinations. The Group concluded that there were no significant uncertain tax positions requiring recognition in the consolidated financial statements for the years ended December 31, 2018, 2017 and 2016 and there are no material unrecognized tax benefits which would favorably affect the effective income tax rates in future periods. As of December 31, 2018 and 2017, there were no interest and penalties related to uncertain tax positions recognized in the consolidated financial statements. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next twelve months.

Income tax returns of the Company’s subsidiaries remain open and subject to examination by the tax authorities of Macau and Hong Kong until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau and Hong Kong are five years and six years, respectively.